Condensed Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Income
Loans	$ 25,666,608	$ 27,423,897	$ 28,348,002
Investment securities	1,755,804	2,636,799	3,476,721
Other	183,388	315,242	506,753
	27,605,800	30,375,938	32,331,476
Interest Expense
Deposits	4,076,194	5,778,263	9,628,133
Federal Home Loan Bank advances	1,543,493	2,164,259	2,988,548
Subordinated debentures	556,159	610,929	1,023,783
Securities sold under agreements to repurchase	682,169	1,057,517	1,166,415
	6,858,015	9,610,968	14,806,879
Net Interest Income	20,747,785	20,764,970	17,524,597
Provision for Loan Losses	5,950,000	3,350,000	5,200,000
Net Interest Income After
Provision for Loan Losses	14,797,785	17,414,970	12,324,597
Noninterest Income
Service charges	1,119,570	1,315,333	1,552,623
Gain on sale of investment securities	168,306	1,505,915	275,125
Gain on sale of loans	1,884,923	1,345,334	1,749,857
Loss on foreclosed assets	(1,391,472)	(800,250)	(492,542)
Other income	1,474,344	1,118,897	1,194,290
	3,255,671	4,485,229	4,279,353
Noninterest Expense
Salaries and employee benefits	9,247,912	8,886,713	8,636,515
Occupancy	1,629,566	1,660,802	1,704,790
FDIC deposit insurance premiums	688,763	942,056	1,220,589
Data processing	566,652	529,940	454,611
Advertising	300,000	300,000	300,000
Prepayment penalty on repurchase agreements		1,531,000
Other expense	3,808,042	3,510,944	3,213,422
	16,240,935	17,361,455	15,529,927
Income Before Income Taxes	1,812,521	4,538,744	1,074,023
Provision (Credit) for Income Taxes	(131,338)	703,105	(56,748)
Net Income	1,943,859	3,835,639	1,130,771
Preferred Stock Dividends and Discount Accretion	1,076,561	1,125,563	1,125,563
Net Income Available to Common Shareholders	$ 867,298	$ 2,710,076	$ 5,208
Basic Income Per Common Share (in Dollars per share)	$ 0.32	$ 1.01	$ 0.00
Diluted Income Per Common Share (in Dollars per share)	$ 0.30	$ 1.01	$ 0.00